Stockholders' Equity and Noncontrolling Interests - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Sep. 25, 2015	Jun. 18, 2014	Apr. 01, 2013	Mar. 16, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Dec. 31, 2012
Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized					600,000,000	600,000,000
Common stock, par value					$ 0.01	$ 0.01
Shares of common stock issued		21,500,000
Net proceeds from issuance of common stock	$ 238,100,000
Stock repurchase program, authorized amount						$ 50,000,000		$ 50,000,000
Stock repurchased and retired during period, shares				2,764,887	0	123,797
Payments for repurchase of common stock				$ 47,800,000	$ 47,785,000	$ 2,215,000
Preferred stock, par value					$ 0.01	$ 0.01
Preferred stock, shares authorized					50,000,000	50,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Noncontrolling interests					$ 645,094,000	$ 1,120,554,000
Fair value consideration paid						3,292,000	$ 15,135,000
Tanos Energy LLC [Member]
Stockholders Equity Note Disclosure [Line Items]
Percentage of ownership interest sold to company			1.066%
WildHorse Resources, LLC [Member]
Stockholders Equity Note Disclosure [Line Items]
Percentage of interest contributed former management members		0.10%
Cash consideration paid to certain former management members		$ 30,000,000
Noncontrolling interests		$ 400,000
Fair value consideration paid					$ 3,300,000	$ 3,300,000
Common Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Shares of common stock issued	13,800,000				13,800,000	192,500,000
Stock repurchased and retired during period, shares					2,764,887	123,797
Payments for repurchase of common stock					$ 28,000	$ 1,000
Noncontrolling interests							$ 0		$ 0
Common Stock [Member] | Over-Allotment [Member]
Stockholders Equity Note Disclosure [Line Items]
Shares of common stock issued	1,800,000